S000075204 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	2.63%
Bloomberg U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.88%	4.66%
iShares U.S. Intermediate Credit Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	4.72%
Performance Inception Date		May 20, 2022
iShares U.S. Intermediate Credit Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	3.05%
Performance Inception Date		May 20, 2022
iShares U.S. Intermediate Credit Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.69%	2.88%
Performance Inception Date		May 20, 2022